MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION - Merger of Cablevision (Details)	Jun. 29, 2018 item
Cablevision Holding S.A. | Telecom Argentina
Disclosure of detailed information about business combination [line items]
Number of residential subscriber of internet service	143,464